Employee Related Liabilities (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 2.9	$ 2.9	$ 3.0
Interest cost	9.4	9.6	10.0
Expected return on plan assets	(15.4)	(14.3)	(13.1)
Amortization of prior service cost	0	0	0
Net actuarial loss (gain)	7.9	8.5	5.2
Settlement and curtailment charges	0	0	0.3
Net periodic benefit cost (income)	4.8	6.7	5.4
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.58%	5.18%	5.82%
Expected return on plan assets	8.36%	8.38%	8.39%
Rate of compensation increase	3.63%	3.73%	3.71%
Health Care and Other Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0	0	0
Interest cost	1.1	1.4	1.5
Expected return on plan assets	0	0	0
Amortization of prior service cost	(0.5)	(0.5)	(0.5)
Net actuarial loss (gain)	(1.5)	(1.6)	(2.3)
Settlement and curtailment charges	0	0	0
Net periodic benefit cost (income)	$ (0.9)	$ (0.7)	$ (1.3)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.09%	5.65%	6.19%
Rate of compensation increase	3.75%	3.75%	3.75%
Current medical cost trend rate	8.00%	8.00%	8.00%
Ultimate medical cost trend rate	5.00%	5.75%	5.75%
Year the rate reaches ultimate trend rate	2018	2016	2015